STOCKHOLDERS' DEFICIT - Common Stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Sep. 30, 2022 shares	Dec. 31, 2021 $ / shares shares
STOCKHOLDERS' DEFICIT
Number of Class A common stock issued upon conversion of each share (in shares)	1
Class A Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, votes per share | Vote	1	1
Common stock, shares issued (in shares)	0	0		0
Common stock, shares outstanding (in shares)	0	0		0
Number of shares subject to redemption	1,953,422	1,953,422
Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Number of shares subject to redemption	1,953,422	1,953,422		25,000,000
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, votes per share | Vote	1	1
Common stock, shares issued (in shares)	6,250,000	6,250,000		6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000	6,250,000	6,250,000
Number of Class A common stock issued upon conversion of each share (in shares)		1
Ratio to be applied to the stock in the conversion	20	20